Procurement Contract and Research Agreements - 10K (Details)		1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 24, 2011 Course	May. 31, 2011 USD ($) Course	Mar. 31, 2016 USD ($) Course Contract Grant	Mar. 31, 2015 Course	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) Course Contract Grant	Dec. 31, 2014 USD ($) Course
Procurement Contract [Line Items]
Contract value of various options		$ 122,700,000
Contract value, option, FDA approval		50,000,000
Contract value, detail of option exercisable, development activities		58,300,000
Contract value, detail of option exercisable, production activities		$ 14,400,000
Government contract, number of free courses delivered and accepted | Course			259,200					259,200
Courses delivered provisional dosage, twice daily | Course			383,754					383,754
Deferred costs			$ 53,035,635					$ 52,936,428	$ 32,860,874
Research and development revenue long-term contract			$ 900,000					$ 6,200,000
Number of active contracts | Contract			1					1
Number of active grants | Grant			1					1
Potential future research and development funding			$ 6,800,000					$ 7,200,000
BARDA Contract
Procurement Contract [Line Items]
Number of courses to be delivered | Course		2,000,000
Value of contract		$ 466,000,000
Contract value of manufacturing and delivery activities		409,800,000
Contract value of development and support activities		$ 56,000,000
Number of courses under modified contract | Course	1,700,000
Number of courses manufactured using federal funds | Course	300,000
Proceeds from manufacture and physical delivery of course, government contractses			249,200,000					249,200,000
Proceeds from advance payments under the BARDA contract						$ 41,000,000
Milestone payment					$ 12,300,000		$ 8,200,000
Proceeds from physical delivery of courses, government contracts			$ 187,700,000					$ 187,700,000
Courses delivered | Course			383,754	1,400,000				383,754	1,400,000
Number of courses delivered and accepted at provisional dosage, once daily | Course			1,300,000					1,300,000
Contract receivable collected, delivered products								$ 50,800,000	$ 40,700,000
Contract receivable collected for reimbursed R&D and supportive studies								3,900,000	3,100,000
Contract Receivable Collected, Research and Development Services Since Inception								15,300,000
Procurement contract deferred cost, noncurrent			$ 52,800,000					52,500,000
Deferred costs								52,500,000	$ 32,900,000
Deferred revenue			$ 255,500,000					$ 255,300,000
Government Contract, number of courses delivered | Course									1,000,000